Natural and environmental resources (Details 1) - Suspended exploratory wells [Member] - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Natural and environmental resources [Line Items]
Intangible exploration and evaluation assets		$ 1,642,247	$ 1,652,423	$ 751,892
No. of projects exceeding 1 year		24	24	59
Later than one year and not later than three years [member]
Disclosure of Natural and environmental resources [Line Items]
Intangible exploration and evaluation assets	[1]	$ 600,767	$ 1,300,874	$ 490,184
Later than three years and not later than five years [member]
Disclosure of Natural and environmental resources [Line Items]
Intangible exploration and evaluation assets	[2]	791,261	197,997	100,316
Later than five years [member]
Disclosure of Natural and environmental resources [Line Items]
Intangible exploration and evaluation assets	[3]	250,219	153,552	161,392
Not later than one year [member]
Disclosure of Natural and environmental resources [Line Items]
Intangible exploration and evaluation assets		$ 2,480	$ 528,313	$ 280,801

[1]	Corresponds mainly to discovery wells of Ecopetrol America Inc: Leon 2 and Warrior # 1, which are under evaluation.
[2]	The balance corresponds mainly to discovery wells of Ecopetrol America Inc: Leon 1, which are under evaluation and Rydberg which is currently working on the development plan and feasibility studies.
[3]	Corresponds mainly to wells of Offshore International Group, which are temporarily abandoned.